Parent Company, Other Shareholders, Associates and Other Related Parties Balances and Transactions - Disclosure of Transactions Between the Group and Parent Companies, Associates and Related Parties (Parenthetical) (Detail)
$ in Millions
	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ARS ($)
Disclosure of transactions between related parties [line items]
Interest payable	$ 5.0
Percentage of interest accrued	3.90%	3.90%
Annual interest rate	4.70%
Percentage of charge equivalent to net sales for service received	1.00%
Yguaz Cementos S.A. [member]
Disclosure of transactions between related parties [line items]
Consideration transferred		$ 518,091,291
Yguaz Cementos S.A. [member]
Disclosure of transactions between related parties [line items]
Percentage of interest acquired	16.0017%
InterCement Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Interest accrued	$ 26.8
Percentage of interest accrued	3.00%	3.00%
Consideration transferred		$ 412,435,636